ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Limited Partners' Capital Account by Class [Table Text Block]
The BAC’s issued and outstanding in each series at March 31, 2017 and 2016 are as follows:

	Issued		Outstanding
	2017	2016	2017	2016

Series 47	3,478,334	3,478,334	3,478,334	3,478,334
Series 48	2,299,372	2,299,372	2,294,872	2,299,372
Series 49	6,000,000	6,000,000	5,995,000	5,999,000

	11,777,706	11,777,706	11,768,206	11,776,706

Schedule Of Accumulated Amortization Of Acquisition Costs [Table Text Block]	Accumulated amortization as of March 31, 2017 and 2016 is as follows:
	2017	2016

Series 47	$-	$-
Series 48	-	-
Series 49	120,582	-

	$120,582	$-

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Table Text Block]
The weighted average number of units in Series 47, 48 and 49 at March 31, 2017 and 2016 are as follows:

	2017	2016

Series 47	3,478,334	3,478,334
Series 48	2,298,247	2,299,372
Series 49	5,998,000	5,999,750

	11,774,581	11,777,456